GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and intangible assets
Impairment charges on goodwill			$ 28,032,000
Balance of goodwill and intangible assets, net
Goodwill	1,616,154,000	1,358,524,000	989,493,000
Intangible assets with indefinite lives	378,964,000	351,488,000
Intangible assets with definite lives, net	103,940,000	26,619,000
Total goodwill and intangible assets, net	2,099,058,000	1,736,631,000
Minimum
Goodwill and intangible assets
Discount rates used for impairment assessment of goodwill (as a percent)	13.00%	13.00%
Discount rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	10.00%	13.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	1.00%	1.00%
Maximum
Goodwill and intangible assets
Discount rates used for impairment assessment of goodwill (as a percent)	25.00%	20.00%
Discount rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	18.00%	20.00%
Royalty rates used for impairment assessment of indefinite-lived intangible assets (as a percent)	9.00%	9.00%
Search & Applications
Goodwill and intangible assets
Impairment charges on indefinite-lived intangible assets			11,000,000
Shoebuy
Goodwill and intangible assets
Impairment charges on goodwill			28,000,000
Impairment charges on indefinite-lived intangible assets			4,500,000
Balance of goodwill and intangible assets, net
Goodwill	21,719,000	21,719,000	21,712,000
Connected Ventures
Balance of goodwill and intangible assets, net
Goodwill	$ 8,267,000	$ 8,267,000	$ 8,436,000